Property, plant and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in property, plant, and equipment:
Balance, beginning of period	€ 3,579,626
Balance, ending of period	3,491,771	€ 3,579,626
Property, plant and equipment	3,579,626	3,579,626
Depreciation expense	622,706	594,019	€ 547,063
Gross Carrying Amount
Changes in property, plant, and equipment:
Balance, beginning of period	7,744,963	6,806,687
Foreign currency translation	(680,715)	182,438
Changes in consolidation group	26,925	31,966
Additions	905,549	942,373
Reclassifications	(2,858)	2,056
Disposals	338,467	220,556
Balance, ending of period	7,655,397	7,744,963	6,806,687
Property, plant and equipment	7,744,963	6,806,687	6,806,687
Accumulated Amortization
Changes in property, plant, and equipment:
Balance, beginning of period	(4,165,337)	(3,660,136)
Foreign currency translation	(362,836)	91,892
Changes in consolidation group	(6,445)	(25)
Additions	622,706	594,019
Reclassifications	(684)	2,095
Disposals	(254,452)	(182,780)
Balance, ending of period	(4,163,626)	(4,165,337)	(3,660,136)
Property, plant and equipment	(4,165,337)	(3,660,136)	(3,660,136)
Land
Changes in property, plant, and equipment:
Balance, beginning of period	63,771
Balance, ending of period	55,301	63,771
Property, plant and equipment	63,771	63,771
Land | Gross Carrying Amount
Changes in property, plant, and equipment:
Balance, beginning of period	65,041	59,774
Foreign currency translation	(4,528)	2,297
Changes in consolidation group	198	209
Additions	1,748	3,299
Reclassifications	298	(273)
Disposals	6,217	265
Balance, ending of period	56,540	65,041	59,774
Property, plant and equipment	65,041	59,774	59,774
Land | Accumulated Amortization
Changes in property, plant, and equipment:
Balance, beginning of period	(1,270)	(1,221)
Foreign currency translation	(47)	29
Disposals	(16)	(20)
Balance, ending of period	(1,239)	(1,270)	(1,221)
Property, plant and equipment	(1,270)	(1,221)	(1,221)
Buildings and improvements
Changes in property, plant, and equipment:
Balance, beginning of period	1,373,388
Balance, ending of period	1,301,585	1,373,388
Property, plant and equipment	1,373,388	1,373,388
Buildings and improvements | Gross Carrying Amount
Changes in property, plant, and equipment:
Balance, beginning of period	2,997,533	2,533,313
Foreign currency translation	(311,782)	85,686
Changes in consolidation group	8,971	13,345
Additions	40,577	164,288
Reclassifications	276,435	249,751
Disposals	130,046	48,849
Balance, ending of period	2,881,688	2,997,533	2,533,313
Property, plant and equipment	2,997,533	2,533,313	2,533,313
Buildings and improvements | Accumulated Amortization
Changes in property, plant, and equipment:
Balance, beginning of period	(1,624,145)	(1,405,259)
Foreign currency translation	(174,475)	44,653
Changes in consolidation group	(426)	4,272
Additions	216,458	202,265
Reclassifications	(2,350)	2,322
Disposals	(83,249)	(34,626)
Balance, ending of period	(1,580,103)	(1,624,145)	(1,405,259)
Property, plant and equipment	(1,624,145)	(1,405,259)	(1,405,259)
Machinery and equipment
Changes in property, plant, and equipment:
Balance, beginning of period	1,657,601
Balance, ending of period	1,635,591	1,657,601
Property, plant and equipment	1,657,601	1,657,601
Operating lease income	657,618	635,858
Machinery and equipment | Gross Carrying Amount
Changes in property, plant, and equipment:
Balance, beginning of period	4,156,542	3,740,917
Foreign currency translation	(314,568)	77,062
Changes in consolidation group	20,057	16,253
Additions	463,516	476,675
Reclassifications	47,169	15,013
Disposals	198,689	169,378
Balance, ending of period	4,174,027	4,156,542	3,740,917
Property, plant and equipment	4,156,542	3,740,917	3,740,917
Machinery and equipment | Accumulated Amortization
Changes in property, plant, and equipment:
Balance, beginning of period	(2,498,941)	(2,223,952)
Foreign currency translation	(184,907)	46,154
Changes in consolidation group	(3,024)	(4,244)
Additions	395,570	381,024
Reclassifications	2,147	(108)
Disposals	(170,291)	(147,837)
Balance, ending of period	(2,538,436)	(2,498,941)	(2,223,952)
Property, plant and equipment	(2,498,941)	(2,223,952)	(2,223,952)
Machinery, equipment and rental equipment under capitalized leases
Changes in property, plant, and equipment:
Balance, beginning of period	42,577
Balance, ending of period	37,068	42,577
Property, plant and equipment	42,577	42,577
Machinery, equipment and rental equipment under capitalized leases | Gross Carrying Amount
Changes in property, plant, and equipment:
Balance, beginning of period	83,558	63,543
Foreign currency translation	(6,825)	2,791
Changes in consolidation group	(3,082)	1,183
Additions	8,799	16,076
Reclassifications	(195)	329
Disposals	1,339	364
Balance, ending of period	80,916	83,558	63,543
Property, plant and equipment	83,558	63,543	63,543
Machinery, equipment and rental equipment under capitalized leases | Accumulated Amortization
Changes in property, plant, and equipment:
Balance, beginning of period	(40,981)	(29,704)
Foreign currency translation	(3,407)	1,056
Changes in consolidation group	(2,995)	(53)
Additions	10,678	10,730
Reclassifications	(481)	(119)
Disposals	(928)	(337)
Balance, ending of period	(43,848)	(40,981)	(29,704)
Property, plant and equipment	(40,981)	(29,704)	(29,704)
Construction in progress
Changes in property, plant, and equipment:
Balance, beginning of period	442,289
Balance, ending of period	462,226	442,289
Property, plant and equipment	442,289	442,289
Construction in progress | Gross Carrying Amount
Changes in property, plant, and equipment:
Balance, beginning of period	442,289	409,140
Foreign currency translation	(43,012)	14,602
Changes in consolidation group	781	976
Additions	390,909	282,035
Reclassifications	(326,565)	(262,764)
Disposals	2,176	1,700
Balance, ending of period	462,226	442,289	409,140
Property, plant and equipment	€ 442,289	€ 409,140	€ 409,140